Consolidated Balance Sheets (USD $) In Thousands	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Real estate:
Buildings and improvements	$ 7,254,069	$ 7,060,131
Land	2,128,734	2,111,561
Total real estate	9,382,803	9,171,692
Less accumulated depreciation	(2,893,056)	(2,500,578)
Net real estate ($854,811 and $841,486 related to VIEs)	6,489,747	6,671,114
Cash and cash equivalents ($34,808 and $23,366 related to VIEs)	111,325	81,260
Restricted cash ($55,125 and $56,144 related to VIEs)	201,058	218,344
Accounts receivable, net ($13,582 and $20,766 related to VIEs)	49,855	59,822
Accounts receivable from affiliates, net	8,392	23,744
Deferred financing costs, net	47,779	50,103
Notes receivable from unconsolidated real estate partnerships, net	10,896	14,295
Notes receivable from non-affiliates, net	126,726	125,269
Investment in unconsolidated real estate partnerships ($54,374 and $99,460 related to VIEs)	59,282	105,324
Other assets	170,598	185,890
Deferred income tax assets, net	58,736	42,015
Assets held for sale	44,172	329,288
Total assets	7,378,566	7,906,468
LIABILITIES AND EQUITY
Non-recourse property tax-exempt bond financing ($212,245 and $211,691 related to VIEs)	514,506	574,926
Non-recourse property loans payable ($432,918 and $379,759 related to VIEs)	4,916,022	4,737,242
Term loan	0	90,000
Other borrowings ($15,486 and $15,665 related to VIEs)	47,018	53,057
Total indebtedness	5,477,546	5,455,225
Accounts payable	27,322	29,819
Accrued liabilities and other ($79,170 and $62,503 related to VIEs)	250,106	286,328
Deferred income	150,732	178,772
Security deposits	34,939	33,736
Liabilities related to assets held for sale	27,721	271,229
Total liabilities	5,968,366	6,255,109
Preferred noncontrolling interests in Aimco Operating Partnership	83,428	86,656
Preferred stock subject to repurchase agreement (Note 11)	20,000	30,000
Commitments and contingencies (Note 8)
Equity:
Perpetual Preferred Stock (Note 11)	657,601	660,500
Class A Common Stock, $0.01 par value, 422,157,736 and 426,157,736 shares authorized, 117,642,872 and 116,479,791 shares issued and outstanding, at December 31, 2010 and 2009, respectively	1,176	1,165
Additional paid-in capital	3,070,882	3,072,665
Accumulated other comprehensive loss	(2,076)	(1,138)
Notes due on common stock purchases	(586)	(1,392)
Distributions in excess of earnings	(2,680,955)	(2,492,082)
Total Aimco equity	1,046,042	1,239,718
Noncontrolling interests in consolidated real estate partnerships	291,458	316,177
Common noncontrolling interests in Aimco Operating Partnership	(30,728)	(21,192)
Total equity	1,306,772	1,534,703
Total liabilities and equity	$ 7,378,566	$ 7,906,468